Exhibit 99.1

Conn’s Receivables Funding 2019-A, LLC

Asset Backed Fixed Rate Notes, Series 2019-A

Sample Receivable Agreed-Upon Procedures

Report To:

Conn Appliances, Inc.

Conn Appliances Receivables Funding, LLC

9 April 2019

Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Conn Appliances, Inc.

Conn Appliances Receivables Funding, LLC

4055 Technology Forest Boulevard

The Woodland’s, Texas 77381

Re:	Conn’s Receivables Funding 2019-A, LLC (the “Issuer”)

Asset Backed Fixed Rate Notes, Series 2019-A (the “Notes”)

Sample Receivable Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by Conn Appliances, Inc. (the “Sponsor”), Conn Appliances Receivables Funding, LLC (the “Depositor”), Credit Suisse Securities (USA) LLC (“Credit Suisse”), J.P. Morgan Securities LLC (“J.P. Morgan”), MUFG Securities Americas Inc. (“MUFG”) and Deutsche Bank Securities Inc. (“Deutsche Bank,” together with the Sponsor, Depositor, Credit Suisse, J.P. Morgan and MUFG, the “Specified Parties”), solely to assist the Depositor with respect to certain information relating to a pool of retail installment sales contracts and installment loans made to finance customer purchases of merchandise from the Sponsor (the “Receivables”) relating to the Issuer’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, provided us with:

a.	Electronic data files:

i.	Labeled “Conn’s 2019-A Data Tape (EY).xlsx” and the corresponding record layout and decode information (the “Preliminary Base Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to certain retail installment sales contracts and installment loans made to finance customer purchases of merchandise from the Sponsor (the “Preliminary Receivables”) as of 19 March 2019 (the “Preliminary Cut-Off Date”) that are expected to be representative of the Receivables and

ii.	Labeled “Conn’s 2019-A.xlsx” and the corresponding record layout and decode information (the “Data File,” together with the Preliminary Base Data File, the “Provided Data Files”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to certain retail installment sales contracts and installment loans made to finance customer purchases of merchandise from the Sponsor (the “Initial Receivables”) as of 31 March 2019 (the “Cut-Off Date”) that are expected to be representative of the Receivables,

b.	Imaged copies of:

i.	The retail installment sales contract and cash option addendum (collectively and as applicable, the “Contract”),

ii.	Certain printed screen shots from the Sponsor’s servicing system (the “System Screen Shots”) and

iii.	The borrower’s credit application, as applicable (the “Credit Application,” together with the Contract and System Screen Shots, the “Source Documents”),

that the Sponsor, on behalf of the Depositor, indicated relate to each Sample Receivable (as defined in Attachment A).

c.	Instructions, assumptions and methodologies (collectively, the “Remaining Contract Term Methodology”), which are shown on Exhibit 1 to Attachment A, that the Sponsor, on behalf of the Depositor, indicated relate to the calculation of the remaining contract term (months) for each Sample Receivable,

d.	The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File (as defined in Attachment A), which is shown on Exhibit 2 to Attachment A, and

e.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Provided Data Files, Source Documents, Remaining Contract Term Methodology, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Preliminary Base Data File and Preliminary Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Data File, Remaining Contract Term Methodology, Source Documents or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Preliminary Receivables, Initial Receivables or Receivables, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Receivables conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Receivables,

iii.	Whether the originators of the Receivables complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

9 April 2019

Attachment A Page 1 of 2

Procedures performed and our associated findings

1.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 175 Preliminary Receivables from the Preliminary Base Data File (the “Sample Receivables”). For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Receivables or the methodology they instructed us to use to select the Sample Receivables from the Preliminary Base Data File.

For the purpose of the procedures described in this report, the 175 Sample Receivables are referred to as Sample Receivable Numbers 1 through 175.

2.	As instructed by the Sponsor, on behalf of the Depositor, we appended the information for each Sample Receivable on the Preliminary Base Data File with the corresponding remaining contract term (months), which we calculated using the Remaining Contract Term Methodology. The Preliminary Base Data File, as adjusted, is hereinafter referred to as the “Preliminary Data File.”

3.	For each Sample Receivable, we compared the Sample Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents or Preliminary Data File, as applicable, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are stated in the notes to Exhibit 2 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 2 to Attachment A. Except for the information shown on Exhibit 3 to Attachment A, all such compared information was in agreement.

4.	For each retail installment sales contract on the Preliminary Data File and Data File, we compared the account number and corresponding loan number (as concatenated, each a “Contract Receivable Number”), both as shown on the Preliminary Data File, to the corresponding Contract Receivable Number, as shown on the Data File, and noted that:

a.	One of the Initial Receivables included on the Data File was not included on the Preliminary Data File,

b.	1,872 of the Preliminary Receivables included on the Preliminary Data File were not included on the Data File (the “Removed Preliminary Receivables”) and

c.	One of the Removed Preliminary Receivables was a Sample Receivable (the “Removed Sample Receivable”).

The Removed Sample Receivable is Sample Receivable Number 103.

Attachment A Page 2 of 2

5.	For the 174 Sample Receivables included on the Preliminary Data File and Data File, we compared the Sample Characteristics (subject to the instruction provided by the Sponsor, on behalf of the Depositor, described in the final paragraph of this Item 5.), all as shown on the Preliminary Data File, to the corresponding information on the Data File. Except for the information shown on Exhibit 4 to Attachment A, all such compared information was in agreement.

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us not to compare the:

a.	Promotional program,

b.	Current amount outstanding (gross),

c.	Current amount outstanding (net),

d.	Remaining contract term (months) and

e.	Days past due

Sample Characteristics due to the passage of time between the Preliminary Cut-Off Date and Cut-Off Date.

Exhibit 1 to Attachment A

Remaining Contract Term Methodology

For the purpose of calculating the remaining contract term (months) for each Sample Receivable on the Preliminary Base Data File, the Sponsor, on behalf of the Depositor, instructed us to perform the following calculation:

1.	For each Sample Receivable with a bank value of “550,” as shown on the Preliminary Base Data File (the “Bank 550 Sample Receivables”), use NPER Term, as shown on the Preliminary Base Data File, subject to the additional instruction provided by the Sponsor, on behalf of the Depositor, that is described in the succeeding paragraph.

The Sponsor, on behalf of the Depositor, instructed us to round the NPER Term, as shown on the Preliminary Base Data File, to the whole number.

2.	For each remaining Sample Receivable (the “Bank 274/OFC Sample Receivables”), use the REMAINTERM, as shown on the Preliminary Base Data File.

Exhibit 2 to Attachment A

Sample Characteristics and Source Documents

Sample Characteristic	Preliminary Data File Field Name	Source Documents(s)	Note(s)
Account number	ACCT#	System Screen Shots	i.
Loan number	LOAN#	System Screen Shots	i.
Branch number	BRANCH	Contract	i., ii.
Date of contract	DATEOFLOAN	Contract
Original contract financed amount	AMTFIN_I	(a) Contract or (b) Contract and recalculation	iii.
APR	APR	Contract
Monthly payment amount	ORIGPAYMT	Contract
State	STATE	Contract
Promotional program	PROMOIND_I	(a) Contract or (b) Contract and System Screen Shots	iv.
Current amount outstanding (gross)	GROSSBAL	System Screen Shots	v.
Current amount outstanding (net)	NETBAL	(a) System Screen Shots and recalculation or (b) System Screen Shots	v., vi.
Contract term (months)	TERM	Contract, System Screen Shots and recalculation	vii.
Remaining contract term (months)	Remaining contract term (months)	Contract, System Screen Shots and recalculation	v., viii.
Days past due	DPD	System Screen Shots	v.
Number of extensions	MTHEXT	System Screen Shots	v.
Original FICO score	ORIGSCR	Credit Application	ix.

Exhibit 2 to Attachment A

Notes:

i.	For identification purposes only.

ii.	The Sponsor, on behalf of the Depositor, instructed us not to compare the branch number Sample Characteristic for Sample Receivables with a branch number value of “000,” as shown on the Preliminary Data File.

iii.	For the purpose of comparing the original contract financed amount Sample Characteristic for each Bank 274/OFC Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to use the total of payments, as shown on the Contract.

For the purpose of comparing the original contract financed amount Sample Characteristic for each Bank 550 Sample Receivable with a:

a.	State value of “Texas” and

b.	Date of contract on or after 30 April 2018, both as shown on the Contract, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original contract financed amount by adding the:

(1)	Amount financed and

(2)	Prepaid finance charge,

both as shown on the Contract.

For the purpose of comparing the original contract financed amount Sample Characteristic for each remaining Bank 550 Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to use the amount financed, as shown on the Contract.

iv.	For the purpose of comparing the promotional program Sample Characteristic for each Sample Receivable (except for the Sample Receivables with a promotional program of “00,” as shown on the Preliminary Data File (each, a “No Promotion Sample Receivable”)), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source Document.

For the purpose of comparing the promotional program Sample Characteristic for each No Promotion Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to note agreement with a promotional program value of “00,” if:

a.	There is no cash option addendum observed in the Contract,

b.	The No Promotion Sample Receivable had a late fee related to a scheduled payment due prior to the Preliminary Cut-Off Date, as shown on the System Screen Shots, or

c.	The payment history, as shown on the System Screen Shots, does not include a payment in the amount of the unpaid portion of the total cash option price by the cash option expiration date, both as shown on the Contract.

Exhibit 2 to Attachment A

Notes: (continued)

v.	The Sponsor, on behalf of the Depositor, indicated that certain of the System Screen Shots contained account activity which occurred after the Preliminary Cut-Off Date. For the purpose of comparing the indicated Sample Characteristics for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to only consider account activity shown on the System Screen Shots which occurred on or prior to the Preliminary Cut-Off Date.

vi.	For the purpose of comparing the current amount outstanding (net) Sample Characteristic for each Bank 274/OFC Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to recalculate the current amount outstanding (net) by subtracting the:

a.	UNEARNINT (“unearned interest”), as shown on the Preliminary Data File, from

b.	Current amount outstanding (gross), as shown on the System Screen Shots (and in accordance with note v.).

For the purpose of comparing the current amount outstanding (net) Sample Characteristic for each Bank 550 Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to use the current amount outstanding (gross), as shown on the System Screen Shots (and in accordance with note v.).

vii.	For the purpose of comparing the contract term (months) Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to recalculate the contract term (months) by adding the:

a.	Contract term (months), as shown on the Contract, to

b.	Number of extensions, as shown on the System Screen Shots (and in accordance with note v.).

Exhibit 2 to Attachment A

Notes: (continued)

viii.	For the purpose of comparing the remaining contract term (months) Sample Characteristic for each Bank 274/OFC Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to recalculate the remaining contract term (months) by:

a.	Dividing the:

(i)	Current amount outstanding (gross), as shown on the System Screen Shots (and in accordance with note v.),

by

(ii)	Monthly payment amount, as shown on the Contract,

and

b.	Truncating the result obtained in a. above to the whole number.

For the purpose of comparing the remaining contract term (months) Sample Characteristic for each Bank 550 Sample Receivable with a:

a.	State value of “Texas” and

b.	Date of contract on or after 30 April 2018, the Sponsor, on behalf of the Depositor, instructed us to recalculate the remaining contract term (months) by:

a.	Using the NPER function in excel and the:

(i)	INTRATE (“interest rate”), as shown on the Preliminary Data File,

(ii)	Monthly payment amount, as shown on the Contract, and

(iii)	Current amount outstanding (gross), as shown on the System Screen Shots (and in accordance with note v.)

and

b.	Rounding the result obtained in a. above to the nearest integer.

For the purpose of comparing the remaining contract term (months) Sample Characteristic for each remaining Bank 550 Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to recalculate the remaining contract term (months) by:

a.	Dividing the:

(i)	APB1VA (“escrow fee”), as shown on the Preliminary Data File,

by

(ii)	Contract term (months), as recalculated in note vii. above,

b.	Subtracting the result obtained in a. above from the monthly payment amount, as shown on the Contract,

c.	Using the NPER function in excel and the:

(i)	Interest rate, as shown on the Preliminary Data File,

(ii)	Result obtained in b. above and

(iii)	Current amount outstanding (gross), as shown on the System Screen Shots (and in accordance with note v.)

and

d.	Rounding the result obtained in c. above to the nearest integer.

Exhibit 2 to Attachment A

Notes: (continued)

ix.	The Sponsor, on behalf of the Depositor, instructed us not to compare the original FICO score Sample Characteristic for Sample Receivables with an original FICO score value of “0,” as shown on the Preliminary Data File.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes above.

Exhibit 3 to Attachment A

Sample Characteristic Differences

Sample Receivable Number	Sample Characteristic	Preliminary Data File Value	Source Document Value	Note(s)

4	APR	28.09%	28.07%	i.

24	APR	26.98%	26.95%	i.

33	APR	25.06%	25.00%	i.

40	APR	28.14%	28.13%	i.

41	APR	29.99%	29.98%	i.

43	APR	26.95%	26.92%	i.

66	APR	29.99%	29.98%	i.

69	APR	29.44%	29.42%	i.

124	APR	29.99%	29.95%	i.

125	APR	22.00%	21.98%	i.

127	APR	29.99%	29.98%	i.

135	Contract term (months)	36	38
	Number of extensions	0	2	i.

150	APR	23.18%	23.17%	i.

153	APR	24.00%	23.99%	i.

157	APR	32.88%	32.84%	i.

159	APR	27.37%	27.29%	i.

160	APR	18.00%	17.99%	i.

161	APR	29.99%	29.93%	i.

162	APR	27.02%	26.95%	i.

169	APR	24.00%	23.98%	i.

170	APR	27.00%	26.96%	i.

Exhibit 3 to Attachment A

Note:

i.	The Sponsor, on behalf of the Depositor, instructed us that the indicated Sample Characteristic Differences were corrected and reflected on the Data File, as shown on Exhibit 4 to Attachment A. Except as described herein, we performed no procedures to determine the accuracy, completeness or reasonableness of the information provided by the Sponsor, on behalf of the Depositor.

Exhibit 4 to Attachment A

Sample Characteristic Differences

Between the Preliminary Data File and Data File

Sample Receivable Number	Sample Characteristic	Preliminary Data File Value	Data File Value

4	APR	28.09%	28.07%

24	APR	26.98%	26.95%

33	APR	25.06%	25.00%

40	APR	28.14%	28.13%

41	APR	29.99%	29.98%

43	APR	26.95%	26.92%

66	APR	29.99%	29.98%

69	APR	29.44%	29.42%

122	Contract term (months)	38	34
	Number of extensions	4	0

124	APR	29.99%	29.95%

125	APR	22.00%	21.98%

127	APR	29.99%	29.98%

135	Number of extensions	0	2

150	APR	23.18%	23.17%

153	APR	24.00%	23.99%

157	APR	32.88%	32.84%

159	APR	27.37%	27.29%

160	APR	18.00%	17.99%

161	APR	29.99%	29.93%

162	APR	27.02%	26.95%

169	APR	24.00%	23.98%

170	APR	27.00%	26.96%